Land Inventories (Details) - Schedule of detailed information about the land Inventories	3 Months Ended
	Dec. 31, 2021 USD ($)
Land Inventories (Details) - Schedule of detailed information about the land Inventories [Line Items]
Name of Property	Total
Purchase Price	$ 16,235
Capitalized costs	837
Total	17,072
Debt as of December 31, 2021	$ 5,595
Maple View [Member]
Land Inventories (Details) - Schedule of detailed information about the land Inventories [Line Items]
Name of Property	Maple View (see B1 below)
Ownership Percentage in the Property	5.00%
Profit Participation Percentage	33.4% right to profits	[1]
Status / Stage	Planning and Permits
Acquisition Date	Dec. 29, 2021
Purchase Price	$ 3,529
Capitalized costs	241
Total	3,770
Debt as of December 31, 2021	$ 2,107
Maple Grove [Member]
Land Inventories (Details) - Schedule of detailed information about the land Inventories [Line Items]
Name of Property	Maple Grove (see B2 below)
Ownership Percentage in the Property	5.00%
Profit Participation Percentage	38.4% right to profits	[1]
Status / Stage	Planning and Permits
Acquisition Date	Dec. 08, 2021
Purchase Price	$ 9,005
Capitalized costs	354
Total	9,359
Debt as of December 31, 2021	$ 3,015
Pecan Ranch [Member]
Land Inventories (Details) - Schedule of detailed information about the land Inventories [Line Items]
Name of Property	Pecan Ranch (see B3 below)
Ownership Percentage in the Property	5.00%
Profit Participation Percentage	36.8% right to profits	[1]
Status / Stage	Planning and Permits
Acquisition Date	Dec. 10, 2021
Purchase Price	$ 3,701
Capitalized costs	242
Total	3,943
Debt as of December 31, 2021	$ 473

[1]	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.